Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity Risk Management and Strategy

We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information. Our cybersecurity risk management program includes a cybersecurity incident response plan, detailing methodologies, reporting channels and governance processes that apply across the organization and refer to strategic, operational, financial, legal and compliance risk areas.

Our cybersecurity risk management program includes:

•	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT environment;

•	a security team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;

•	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls; and

•	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information. Our cybersecurity risk management program includes a cybersecurity incident response plan, detailing methodologies, reporting channels and governance processes that apply across the organization and refer to strategic, operational, financial, legal and compliance risk areas.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity Governance

Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee (Committee) oversight of cybersecurity and other information technology risks. The Committee oversees management’s implementation of our cybersecurity risk management program.

The Committee receives reports from management and internal auditor on our cybersecurity risks. In addition, management updates the Committee and board of directors, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential. In addition, at least once a year, the board of directors receives a report from management on the topic.

Our cyber security management team, including our CEO, COO and CISO reporting to the COO, is responsible for assessing and managing our material risks from cybersecurity threats. The team is primarily responsible for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our management team gained expertise in cybersecurity, each member bringing years of hands-on experience and strategic leadership in the landscape of digital security. Their collective knowledge spans a range of areas, including threat intelligence, risk management, incident response, and compliance. Our CISO, holds a B.Sc. in Computer Science, with over 15 years of cybersecurity experience, actively participates in formal courses and conferences to stay current with evolving threats. Similarly, our COO, who has a rich technological background, attends cybersecurity conferences to align business operations with robust security measures. Additionally, our management team receives training from our IT consultants, to better prepare them to address emerging challenges in the dynamic cybersecurity landscape.

Our cybersecurity management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee (Committee) oversight of cybersecurity and other information technology risks. The Committee oversees management’s implementation of our cybersecurity risk management program.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Committee receives reports from management and internal auditor on our cybersecurity risks. In addition, management updates the Committee and board of directors, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential. In addition, at least once a year, the board of directors receives a report from management on the topic.
Cybersecurity Risk Role of Management [Text Block]
Our cyber security management team, including our CEO, COO and CISO reporting to the COO, is responsible for assessing and managing our material risks from cybersecurity threats. The team is primarily responsible for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our management team gained expertise in cybersecurity, each member bringing years of hands-on experience and strategic leadership in the landscape of digital security. Their collective knowledge spans a range of areas, including threat intelligence, risk management, incident response, and compliance. Our CISO, holds a B.Sc. in Computer Science, with over 15 years of cybersecurity experience, actively participates in formal courses and conferences to stay current with evolving threats. Similarly, our COO, who has a rich technological background, attends cybersecurity conferences to align business operations with robust security measures. Additionally, our management team receives training from our IT consultants, to better prepare them to address emerging challenges in the dynamic cybersecurity landscape.

Our cybersecurity management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cyber security management team, including our CEO, COO and CISO reporting to the COO, is responsible for assessing and managing our material risks from cybersecurity threats.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our management team gained expertise in cybersecurity, each member bringing years of hands-on experience and strategic leadership in the landscape of digital security. Their collective knowledge spans a range of areas, including threat intelligence, risk management, incident response, and compliance. Our CISO, holds a B.Sc. in Computer Science, with over 15 years of cybersecurity experience, actively participates in formal courses and conferences to stay current with evolving threats. Similarly, our COO, who has a rich technological background, attends cybersecurity conferences to align business operations with robust security measures.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our cybersecurity management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true